Fair Value Measurements (Tables)	6 Months Ended
Jun. 30, 2021
Fair Value Disclosures [Abstract]
Summary of assets and liabilities measured at fair value on a recurring basis
The following table summarizes the Company’s assets and liabilities that require fair value measurements on a recurring basis and their respective input levels based on the fair value hierarchy as of June 30, 2021 and December 31, 2020 (in thousands):

		Fair Value Measurements Using
	June 30, 2021	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$10,880	$10,880	$—	$—

Total assets	$10,880	$10,880	$—	$—

Liabilities
Preferred stock warrant liability	$780	$—	$—	$780

Total liabilities	$780	$—	$—	$780

		Fair Value Measurements Using
	December 31, 202 0	Quoted Prices in Active Markets for Identical Assets Level 1	Significant Other Observable Inputs Level 2	Significant Unobservable Inputs Level 3
Assets
Money market funds	$15,216	$15,216	$—	$—

Total assets	$15,216	$15,216	$—	$—

Liabilities
Preferred stock warrant liability	$433	$—	$—	$433

Total liabilities	$433	$—	$—	$433

Summary of fair value measurements inputs	The following key assumptions were used in determining the fair value of the preferred stock warrant liability valued using the Black-Scholes option pricing model as of June 30, 2021 and December 31, 2020:

	June 30, 2021	December 31, 2020
Fair value of Series C convertible preferred stock	$0.80	$0.70
Expected volatility	96.4% - 97.6%	96.3%
Risk-free interest rate	1.2% - 1.5%	0.7%
Expected term (in years)	7.2 - 9.7	7.7
Expected dividend yield	—	—

Summary of change in fair value of preferred stock warrant liability
The following table presents activity for the preferred stock warrant liability measured at fair value using significant unobservable Level 3 inputs during the six months ended June 30, 2021 and 2020 (in thousands):

Series C Preferred Stock Warrant Liability

Balance at December 31, 2019	$442
Change in fair value	72

Balance at June 30, 2020	$514

Balance at December 31, 2020	$433
Issuance of new warrants	271
Change in fair value	76

Balance at June 30, 2021	$780